6. Time Deposits (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Time Deposits [Line Items]
2020	$ 53,905
2021	21,997
2022	10,919
2023	3,117
2024 and thereafter	21,818
Total	$ 111,756